FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Financial instruments
Percentage of currency stronger against the NIS	5.00%	5.00%	5.00%
Additional expense that would have been recognized	$ 58,000	$ 56,000	$ 78,000
Financial assets at fair value through profit or loss	15,909,000	16,587,000
Fair value adjustments recognized in profit or loss	$ 104,000	$ 5,687,000	1,152,000
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Portfolio invested in a single bond issuer (as a percent)	10.00%
Period for non-derivative financial liabilities | item	1	1
Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at beginning of the period	$ 448,000
Derivative liabilities- balance at end of the period	344,000	$ 448,000
At fair value
Financial instruments
Financial assets at fair value through profit or loss	15,909,000	16,587,000
Level 1 | At fair value
Financial instruments
Financial assets at fair value through profit or loss	15,909,000	16,587,000
Level 3 | Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at beginning of the period	448,000	6,155,000
Exercise of derivative into shares		(20,000)
Fair value adjustments recognized in profit or loss	(104,000)	(5,687,000)
Derivative liabilities- balance at end of the period	$ 344,000	$ 448,000	$ 6,155,000